ROPES & GRAY LLP 800 BOYLSTON STREET SUITE 3600 BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Angela Jaimes T +1 617 951 7591 angela.jaimes@ropesgray.com

November 4, 2022

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Pre-effective Amendment No. 1 to Calamos Antetokounmpo Sustainable Equities Trust Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust, enclosed for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a Pre-effective Amendment No. 1 to its registration statement on Form N-1A (the “Registration Statement”), in part to respond to comments from the staff with respect to its initial filing on Form N-1A filed August 24, 2022.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by further amendment.

Please direct any questions you may have with respect to this filing to me (at 617-951-7591) or to Rita Rubin (at 312-845-1241) of this firm.

Very truly yours,

/s/ Angela Jaimes

Angela Jaimes

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq.

Rita Rubin, Esq.